Other Assets and Liabilities	12 Months Ended
Mar. 31, 2011
Other Assets and Liabilities
Other Assets and Liabilities

14.    OTHER ASSETS AND LIABILITIES

Major components of other assets and liabilities at March 31, 2010 and 2011 were as follows:

	2010	2011
	(in millions)
Other assets:
Accounts receivable:
Receivables from brokers, dealers and customers for securities transactions	¥725,490	¥885,842
Other	768,120	757,942
Investments in equity method investees	585,459	675,829
Non-interest-earning deposits with the Special Fund and the New Fund (Note 4)	378,119	362,695
Prepaid benefit cost (Note 13)	290,825	151,835
Cash collateral paid (Note 8)	634,299	766,617
Other	1,587,026	1,625,652

Total	¥4,969,338	¥5,226,412

Other liabilities:
Accounts payable:
Payables to brokers, dealers and customers for securities transactions	¥996,985	¥1,361,773
Other	775,149	900,446
Deferred tax liabilities	76,217	121,445
Allowance for off-balance sheet credit instruments	85,651	73,616
Accrued benefit cost (Note 13)	69,391	76,121
Guarantees and indemnifications	52,655	46,965
Cash collateral received (Note 8)	260,233	337,192
Accrued and other liabilities	1,823,611	1,927,343

Total	¥4,139,892	¥4,844,901

Investments in equity method investees include marketable equity securities carried at ¥219,867 million and ¥113,789 million at March 31, 2010 and 2011, respectively. Corresponding aggregated market values were ¥262,519 million and ¥226,409 million, respectively. Investments in equity method investees also include investments in MSMS at ¥183,054 million at March 31, 2011.

The MUFG Group periodically evaluates whether a loss in value of investments in equity method investees is other than temporary. As a result of evaluations, the MUFG Group recognized other than temporary declines in the value of an investment and recorded impairment losses related to certain affiliated companies of ¥60,871 million, ¥104,045 million and ¥19,305 million for the fiscal years ended March 31, 2009, 2010 and 2011, respectively. The impairment losses are included in Equity in losses of equity method investees in the consolidated statements of operations.